Reconciliation of Beginning and Ending Balances of Assets Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs Level Three (Detail) - Marketable Securities - Debt and Equity Securities - Available-for-sale Securities - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at beginning of year		$ 4,744
Total gains or (losses) (realized/unrealized), included in earnings		(2,017)
Sale		(2,727)
Balance at end of year
The amount of total gains or (losses) for the period included in earnings attributable to the change in unrealized gains or losses relating to assets still held at the reporting date.	$ 0	$ 0